Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Retirement Benefits [Abstract]
Severance pay liability	$ 298,234	$ 298,099
Deposit with insurance companies	211,285	217,591
Severance expenses	$ 37,207	$ 52,768	$ 35,015